CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 61,564	$ 45,804	$ 26,010
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	33,913	31,091	30,461
Amortization of intangibles	2,410	2,473	2,918
Expense associated with share-based compensation arrangements	1,919	1,874	1,270
Excess tax benefits from share-based compensation arrangements	(14)	(112)	(75)
Expense associated with stock grant plans	94	58	97
Loss reserve on notes receivable	0	15	2,131
Deferred income taxes	4,926	4,453	2,526
Equity in earnings of investee	(378)	(201)	(79)
Net (gain) loss on sale or impairment of property, plant and equipment	(3,400)	297	(6,890)
Changes in:
Accounts receivable	(9,710)	(17,886)	(32,274)
Inventories	(49,575)	(42,287)	(45,529)
Accounts payable and cash overdraft	15,390	7,835	16,281
Accrued liabilities and other	15,981	21,026	(2,568)
NET CASH FROM OPERATING ACTIVITIES	73,120	54,440	(5,721)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(45,305)	(40,023)	(30,344)
Proceeds from sale of property, plant and equipment	9,005	1,778	18,240
Acquisitions, net of cash received	(34,641)	(11,478)	(16,974)
Purchase of patents & product technology	0	(143)	(95)
Advances on notes receivable	(6,201)	(2,673)	(1,183)
Collections on notes receivable	9,926	2,814	2,839
Cash restricted as to use	315	6,111	(6,178)
Other, net	(162)	11	(528)
NET CASH FROM INVESTING ACTIVITIES	(67,063)	(43,603)	(34,223)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	211,770	251,801	294,055
Repayment under revolving credit facilities	(197,825)	(262,891)	(282,965)
Repayment of long-term debt	0	0	(42,774)
Borrowings of long-term debt	0	0	75,000
Debt issuance costs	(724)	(46)	(266)
Proceeds from issuance of common stock	541	2,144	2,061
Distributions to noncontrolling interest	(1,910)	(1,460)	(871)
Capital contribution from noncontrolling interest	0	84	281
Dividends paid to shareholders	(12,205)	(8,166)	(7,905)
Repurchase of common stock	(4,866)	0	0
Excess tax benefits from share-based compensation arrangements	14	112	75
Other, net	0	0	4
NET CASH FROM FINANCING ACTIVITIES	(5,205)	(18,422)	36,695
Effect of exchange rate changes on cash	(852)	(62)	244
NET CHANGE IN CASH AND CASH EQUIVALENTS	0	(7,647)	(3,005)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	0	7,647	10,652
CASH AND CASH EQUIVALENTS, END OF PERIOD	0	0	7,647
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	4,334	4,883	3,982
Income taxes paid	38,475	14,427	16,751
NON-CASH INVESTING ACTIVITIES
Accounts receivable exchanged for notes receivable	2,768	1,635	0
Notes receivable exchanged for property	3,000	3,900	0
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 2,567	$ 1,800	$ 1,310